RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 2.5%
4,545	International Flavors & Fragrances, Inc.	$684,659
	COMMUNICATIONS — 19.5%
33,800	AT&T, Inc.	948,090
22,600	Cisco Systems, Inc.	1,251,362
11,700	Comcast Corp. - Class A	688,311
22,100	Corning, Inc.	925,106
13,300	Omnicom Group, Inc.	968,506
11,200	Verizon Communications, Inc.	624,736
		5,406,111
	CONSUMER, CYCLICAL — 4.0%
4,300	Genuine Parts Co.	545,756
1,750	Home Depot, Inc.	574,333
		1,120,089
	CONSUMER, NON-CYCLICAL — 23.9%
10,830	AbbVie, Inc.	1,259,529
14,300	Altria Group, Inc.	686,972
17,300	Bristol-Myers Squibb Co.	1,174,151
11,600	CVS Health Corp.	955,376
9,200	Gilead Sciences, Inc.	628,268
3,300	Johnson & Johnson	568,260
7,300	Philip Morris International, Inc.	730,657
8,700	Tyson Foods, Inc. - Class A	621,702
		6,624,915
	ENERGY — 10.1%
11,000	Chevron Corp.	1,119,910
16,000	Enbridge, Inc.[1]	629,600
14,200	Phillips 66	1,042,706
		2,792,216
	FINANCIAL — 24.0%
27,400	Bank of America Corp.	1,051,064
685	BlackRock, Inc.	594,011
7,600	JPMorgan Chase & Co.	1,153,528
16,000	Lincoln National Corp.	985,920
12,200	Morgan Stanley	1,170,956
6,000	Travelers Cos., Inc.	893,520
15,000	Truist Financial Corp.	816,450
		6,665,449
	INDUSTRIAL — 7.3%
3,100	3M Co.	613,614

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,115	Lockheed Martin Corp.	$786,082
3,200	United Parcel Service, Inc. - Class B	612,352
		2,012,048
	TECHNOLOGY — 3.3%
1,900	Broadcom, Inc.	922,260
	UTILITIES — 4.5%
6,300	Evergy, Inc.	410,886
6,295	Sempra Energy	822,442
		1,233,328
	Total Common Stocks
	(Cost $19,982,880)	27,461,075
	SHORT-TERM INVESTMENTS — 0.8%
216,006	Fidelity Investments Money Market Treasury Portfolio - Institutional, 0.010%[2]	216,006
	Total Short-Term Investments
	(Cost $216,006)	216,006
	TOTAL INVESTMENTS — 99.9%
	(Cost $20,198,886)	27,677,081
	Other Assets in Excess of Liabilities — 0.1%	38,539
	TOTAL NET ASSETS — 100.0%	$27,715,620

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.